UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8411

          The James Advantage Funds
--------------------------------------------------------------------------------
          (Exact name of registrant as specified in charter)

          1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
          (Address of principal executive offices)             (Zip code)

          Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 426-7640
                                                    ----------------------------
Date of fiscal year end:       6/30
                         ---------------
Date of reporting period:    6/30/03
                         ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================
A number of very dramatic national and international events occurred during the last year. Many of these have affected the markets. The National Bureau of Economic Research declared that the recession, which had begun in March 2001 ended in November of 2001. Our conservative, research-oriented approach has continued to show its value and we are pleased to present this year's annual report.

THE MARKET OVER THE PAST YEAR

We witnessed tremendous volatility over the last 12 months. The stock market started off the year in the doldrums with significant lows in July and later in October, 2002. However, the market started to pick up after reaching new lows in October, and headed higher until the beginning of 2003. The market gradually drifted lower until March and made another significant low at that point. Despite this volatility, over the 12 month period ended June 30, 2003 the S&P 500 Index gained less than one percent (0.25 percent), while the Russell 2000 Small Cap Index declined by 1.63 percent. One of the major trends in the last year has been the resurgence of technology, bio-technology and telecommunications stocks. After having been devastated in the bear market, they staged large rebounds.

INVESTMENT GOALS AND OBJECTIVES

The conservative objectives and philosophy of James Investment Research, Inc. were the correct prescription during this period of investor disdain and fear. Value investing has again proven itself to be more resistant to market declines. While the wholesale panic of the times hit most sectors of the stock market, our Funds have been able to identify a number of safe havens.

We work to outperform the Funds' benchmark indices (see pages three and four). The objectives of each Fund are stated more fully in the Prospectus, which provides investors with information on risk-level and performance of each Fund. The research team and portfolio managers of James Investment Research, Inc. take a personal interest in the Funds' performance, and we believe this has attributed to success during these difficult times.

INVESTMENT PHILOSOPHY

James Investment Research, Inc. is proud of its long tradition of original research. Quantitative in nature and rooted in fundamental analysis, this research decried phenomenally high stock valuations of 1999. The faithful belief in value investing has reaped its rewards in the years that followed.

We believe that the coming years will continue to reward value investing, and are confident that our research will continue to show the way to superior returns. There are many companies with growing earnings, even in these uncertain times. These hidden gems are waiting to be discovered by those with the ability and resolve to find them.

FUND PERFORMANCE

THE GOLDEN RAINBOW FUND

The Golden Rainbow Fund continued to achieve national recognition this year by rating agencies, and was even featured in The New York Times. It continued on a positive track in spite of the vagaries of the market. The Golden Rainbow Fund returned 4.34 percent over the twelve months ended June 30, 2003. The benchmark S&P 500 rose 0.25 percent. A blend of the S&P 500, the Russell 2000 and the Lehman Brothers Intermediate Government/Credit Index, which more closely approximates the Fund's investments, returned 4.83 percent.

The Fund's position in high quality U.S. Treasury securities and a reasonably-sized position in smaller cap securities were factors in this excellent performance. Additionally, our research took advantage of buying opportunities in July, October and March that proved to be beneficial. The balanced approached once again proved its value over the last 12 months ended June 30, 2003.

THE JAMES SMALL CAP FUND

The James Small Cap Fund turned in exceptional performance for the fiscal year ended June 30, 2003, returning 12.20 percent over this 12 month period. The
Fund's benchmark, the Russell 2000, fell 1.63 percent in this same period. Because of the excellent performance in the last 12 months, this Fund also gained national recognition in various publications. Our proprietary valuation methodology once again proved its worth in a time when common sense investing is becoming more prevalent. Firms with actual earnings that are not selling at outrageous multiples are becoming more of an attraction for investor's dollars, and these are featured in your Fund.

THE JAMES MARKET NEUTRAL FUND

The James Market Neutral Fund fell 7.6 percent over the 12 months ended June 30, 2003, while the Fund's benchmark, the 90 day Treasury Bill Index returned 1.51 percent over this period. The strong rallies in the fourth quarter of 2002, and the second quarter of 2003 hurt the Fund, as many of the short positions moved higher. We have, once again, begun to see a movement of money into lower quality stocks. While that has produced difficulties for the Fund over the past year, we believe it will presage real future opportunities for those looking to add to their positions in the Market Neutral Fund.

Even with the downturn in the last 12 months, the Fund found opportunities to add to both longs and shorts, as the markets are volatile. We expect that the market neutral approach will be successful over the longer term.

THE JAMES LARGE CAP PLUS FUND

This Fund lost 6.14 percent during the 12 month period ended June 30, 2003. It underperformed its benchmark, the S&P 500, which rose 0.25 percent.

Strength in technology stocks aided most large cap indices. We have remained underweight in this area due to the lack of earnings in many of these stocks, as well as the lack of reasonable valuations. We continue to look for opportunities in large cap stocks, and believe they may benefit from the tax law changes and low interest rate environment. We believe our approach will work over the long run.

EXPECTATIONS FOR THE FUTURE

Once again we start to see optimism rising among investors and economists. While the deficit may be rising, interest rates are low, tax cuts are putting money into many families' hands and the weakness of the dollar has made our goods more competitive with foreign products. On the other hand, we are still concerned about excessive valuation levels and the continued aftermath of the bear market. While it's true the year before, and the year of, the presidential election tend to be good for both the economy and the stock market, valuation levels will eventually return to more normal levels. As a result, we are keeping a cautious eye on the markets. We will continue to follow our risk indicators in determining levels of risk and will apply this research appropriately to your Funds.

We would like to remind investors again that James has been managing investments for over 30 years and we have been through similar markets in the past. We firmly believe that our experience and our methodology are major factors in weathering market difficulties.

We remain optimistic about the prospects of the Funds.

/s/ Barry R. James

Barry R. James, CFA, CIC
President

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
              THE GOLDEN RAINBOW FUND, STANDARD & POOR'S 500 INDEX
                         AND A BLENDED 25/25/50 INDEX(A)

                                [GRAPHIC OMITTED]

                                                         6/03
                                                         ----
The Golden Rainbow Fund                                $20,129
Standard & Poor's 500 Index                            $26,031
Blended 25/25/50 Index                                 $22,767

Past performance is not predictive of future performance.

        ----------------------------------------------------------------
                             The Golden Rainbow Fund
                          Average Annual Total Returns

                                         1 Year     5 Years     10 Years
                                          4.34%      4.98%        7.25%
        ----------------------------------------------------------------

(A) The Blended Index is comprised of a 25% weighting in Standard & Poor's 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Lehman Brothers Intermediate Government/Credit Index.


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE JAMES SMALL CAP FUND AND RUSSELL 2000 INDEX

                                [GRAPHIC OMITTED]

                                                         6/03
                                                         ----
The James Small Cap Fund                               $13,574
Russell 2000 Index                                     $13,652

Past performance is not predictive of future performance.

          -------------------------------------------------------------
                            The James Small Cap Fund
                          Average Annual Total Returns

                                              1 Year      Since Inception(A)
                                              12.20%             6.67%
          -------------------------------------------------------------

(A)  Fund Inception was October 2, 1998.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES MARKET NEUTRAL FUND AND 90-DAY TREASURY BILL INDEX

                                [GRAPHIC OMITTED]

                                                         6/03
                                                         ----
The James Market Neutral Fund                          $10,653
90-Day Treasury Bill Index                             $12,024

Past performance is not predictive of future performance.

          -------------------------------------------------------------
                          The James Market Neutral Fund
                          Average Annual Total Returns

                          1 Year      Since Inception(A)
                          -7.60%             1.35%
          -------------------------------------------------------------

(A)  Fund Inception was ctober 2, 1998.


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES LARGE CAP PLUS FUND AND STANDARD & POOR'S 500 INDEX

                                [GRAPHIC OMITTED]

                                                         6/03
                                                         ----
The James Large Cap Plus Fund                          $ 6,226
Standard & Poor's 500 Index                            $ 7,533

Past performance is not predictive of future performance.

          -------------------------------------------------------------
                          The James Large Cap Plus Fund
                          Average Annual Total Returns

                          1 Year      Since Inception(A)
                          -6.14%           -12.13%
          ------------------------------------------------------------

(A)  Fund Inception was November 1, 1999.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003
=========================================================================================================================
                                                             THE            THE JAMES         THE JAMES       THE JAMES
                                                        GOLDEN RAINBOW      SMALL CAP      MARKET NEUTRAL     LARGE CAP
                                                             FUND             FUND              FUND          PLUS FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
        At amortized cost ..........................     $ 58,059,932     $  7,119,452     $  6,398,742     $  5,154,412
                                                         ============     ============     ============     ============
        At value ...................................     $ 68,758,793     $  9,194,523     $  7,424,324     $  5,375,014
Segregated cash with brokers .......................               --               --        7,209,050               --
Receivable for capital shares sold .................           38,480              500               --               --
Dividends and interest receivable ..................          506,133           12,113            4,040            9,589
Other assets .......................................            3,100               --               --               --
                                                         ------------     ------------     ------------     ------------
                TOTAL ASSETS .......................       69,306,506        9,207,136       14,637,414        5,384,603
                                                         ------------     ------------     ------------     ------------

LIABILITIES
Securities sold short (proceeds $5,015,504) ........               --               --        5,409,949               --
Payable for capital shares redeemed ................           43,892               --               --               --
Dividends payable on securities sold short .........               --               --            3,550               --
Accrued expenses:
        Management fees ............................           42,102            8,444            5,120            4,737
        12b-1 distribution and service fees ........            9,476               13               --              421
        Trustees' fees .............................            3,127               --               --               --
        Other ......................................           38,602               --               --               --
                                                         ------------     ------------     ------------     ------------
                TOTAL LIABILITIES ..................          137,199            8,457        5,418,619            5,158
                                                         ------------     ------------     ------------     ------------

NET ASSETS .........................................     $ 69,169,307     $  9,198,679     $  9,218,795     $  5,379,445
                                                         ============     ============     ============     ============

NET ASSETS CONSIST OF:
Paid-in capital ....................................     $ 61,494,460     $  7,643,571     $  9,420,216     $  8,905,707
Undistributed net investment income ................                3               --               --                3
Accumulated net realized losses from
        security transactions ......................       (3,024,017)        (519,963)        (832,558)      (3,746,867)
Net unrealized appreciation on investments .........       10,698,861        2,075,071          631,137          220,602
                                                         ------------     ------------     ------------     ------------
NET ASSETS .........................................     $ 69,169,307     $  9,198,679     $  9,218,795     $  5,379,445
                                                         ============     ============     ============     ============

Shares of beneficial interest outstanding (unlimited
        number of shares authorized, no par value) .        5,042,190          685,140          924,670          871,025
                                                         ============     ============     ============     ============

Net asset value and redemption price per share .....     $      13.72     $      13.43     $       9.97     $       6.18
                                                         ============     ============     ============     ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003
===================================================================================================================================
                                                                         THE          THE JAMES        THE JAMES        THE JAMES
                                                                   GOLDEN RAINBOW     SMALL CAP      MARKET NEUTRAL     LARGE CAP
                                                                         FUND            FUND             FUND          PLUS FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
        Dividends (Net of withholding taxes of $726, $0, $0, $0)    $    504,489     $    180,401     $     32,324     $     99,609
        Interest ................................................      1,645,090            3,063          103,562            1,811
                                                                    ------------     ------------     ------------     ------------
                TOTAL INVESTMENT INCOME .........................      2,149,579          183,464          135,886          101,420
                                                                    ------------     ------------     ------------     ------------

EXPENSES
        Management fees ..........................................       468,017           91,644          149,648           57,456
        12b-1 distribution and service fees - Class A ............       157,157           19,126           22,595           12,282
        Administration fees ......................................        50,372               --               --               --
        Accounting services fees .................................        30,000               --               --               --
        Professional fees ........................................        35,000               --               --               --
        Dividend expense on securities sold short ................            --               --           48,234               --
        Shareholder report printing and mailing ..................        15,000               --               --               --
        Trustees' fees ...........................................         6,000            3,988            3,998            3,957
        Transfer agent fees ......................................        22,100               --               --               --
        Custodian fees and expenses ..............................        20,000               --               --               --
        Postage and supplies .....................................        19,000               --               --               --
        Other expenses ...........................................        10,042               --               --               --
                                                                    ------------     ------------     ------------     ------------
Total expenses ...................................................       832,688          114,758          224,475           73,695
                                                                    ------------     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) .....................................     1,316,891           68,706          (88,589)           27,725
                                                                    ------------     ------------     ------------     ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
        ON INVESTMENTS
        Net realized losses from security transactions ...........    (2,920,426)         (25,738)        (717,104)        (342,249)
        Net realized gains on closed short positions .............            --               --          201,693               --
        Net change in unrealized appreciation/depreciation
                on investments ...................................     4,537,781          931,501         (206,204)          95,974
                                                                    ------------     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS ..................................     1,617,355          905,763         (721,615)        (246,275)
                                                                    ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
        FROM OPERATIONS ..........................................  $  2,934,246     $    974,469     $   (810,204)    $   (218,550)
                                                                    ============     ============     ============     ============

See accompanying notes to financial statements

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                         YEAR             YEAR
                                                                        ENDED            ENDED
                                                                       JUNE 30,         JUNE 30,
                                                                         2003             2002
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
        Net investment income ...................................   $  1,316,891     $  1,869,203
        Net realized gains (losses) on investments ..............     (2,920,426)       1,584,963
        Net change in unrealized appreciation/
          depreciation on investments ...........................      4,537,781          (56,160)
                                                                    ------------      ------------
Net increase in net assets from operations ......................      2,934,246        3,398,006
                                                                    ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
        Dividends from net investment income ....................     (1,318,738)      (1,888,471)
        Distributions from net realized gains ...................     (1,688,540)      (3,886,347)
                                                                    ------------     ------------
Decrease in net assets from distributions to shareholders .......     (3,007,278)      (5,774,818)
                                                                    ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
        Proceeds from shares sold ...............................      8,479,683        3,787,834
        Net asset value of shares issued in reinvestment
         of distributions to shareholders .......................      2,905,464        5,585,999
        Payments for shares redeemed ............................     (7,598,504)      (7,443,087)
                                                                    ------------     ------------
Net increase in net assets from capital share transactions ......      3,786,643        1,930,746
                                                                    ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      3,713,611         (446,066)

NET ASSETS
        Beginning of year .......................................     65,455,696       65,901,762
                                                                    ------------     ------------
        End of year .............................................   $ 69,169,307     $ 65,455,696
                                                                    ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME .............................   $          3     $      1,850
                                                                    ============     ============


SUMMARY OF CAPITAL SHARE ACTIVITY
        Shares sold .............................................        653,294          270,562
        Shares issued in reinvestment of distributions
          to shareholders .......................................        224,183          408,334
        Shares redeemed .........................................       (579,564)        (528,966)
                                                                    ------------     ------------
        Net increase in shares outstanding ......................        297,913          149,930
        Shares outstanding, beginning of year ...................      4,744,277        4,594,347
                                                                    ------------     ------------
        Shares outstanding, end of year .........................      5,042,190        4,744,277
                                                                    ============     ============


See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                         YEAR             YEAR
                                                                        ENDED            ENDED
                                                                       JUNE 30,         JUNE 30,
                                                                         2003             2002
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
        Net investment income ...................................   $     68,706     $      1,229
        Net realized gains (losses) on investments ..............        (25,738)          38,063
        Net change in unrealized appreciation/
          depreciation on investments ...........................        931,501          620,741
                                                                    ------------     ------------
Net increase in net assets from operations ......................        974,469          660,033
                                                                    ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
        Dividends from net investment income ....................       (68,743)          (8,354)
                                                                    ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
        Proceeds from shares sold ...............................      2,006,620          852,726
        Net asset value of shares issued in reinvestment
          of distributions to shareholders ......................         63,922            7,753
        Payments for shares redeemed ............................     (1,659,716)        (696,113)
                                                                    ------------     ------------
Net increase in net assets from capital share transactions ......        410,826          164,366
                                                                    ------------     ------------

TOTAL INCREASE IN NET ASSETS ....................................      1,316,552          816,045

NET ASSETS
        Beginning of year .......................................      7,882,127        7,066,082
                                                                    ------------     ------------
        End of year .............................................   $  9,198,679     $  7,882,127
                                                                    ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
        Shares sold .............................................        182,251           74,230
        Shares issued in reinvestment of distributions
          to shareholders .......................................          5,700              692
        Shares redeemed .........................................       (155,571)         (62,930)
                                                                    ------------     ------------
        Net increase in shares outstanding ......................         32,380           11,992
        Shares outstanding, beginning of year ...................        652,760          640,768
                                                                    ------------     ------------
        Shares outstanding, end of year .........................        685,140          652,760
                                                                    ============     ============

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                         YEAR             YEAR
                                                                        ENDED            ENDED
                                                                       JUNE 30,         JUNE 30,
                                                                         2003             2002
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
        Net investment income (loss) ............................   $    (88,589)    $     22,687
        Net realized gains (losses) from:
                Security transactions ...........................       (717,104)        (226,354)
                Closed short positions ..........................        201,693          512,952
        Net change in unrealized appreciation/
          depreciation on investments ...........................       (206,204)         288,949
                                                                    ------------     ------------
Net increase (decrease) in net assets from operations ...........       (810,204)         598,234
                                                                    ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
        Dividends from net investment income ....................             --          (38,843)
                                                                    ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
        Proceeds from shares sold ...............................      4,546,230          617,985
        Net asset value of shares issued in reinvestment
          of distributions to shareholders ......................             --           34,561
        Payments for shares redeemed ............................     (3,193,658)      (2,186,164)
                                                                    ------------     ------------
Net increase (decrease) in net assets
  from capital share transactions ...............................      1,352,572       (1,533,618)
                                                                    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................        542,368         (974,227)

NET ASSETS
        Beginning of year .......................................      8,676,427        9,650,654
                                                                    ------------     ------------
        End of year .............................................   $  9,218,795     $  8,676,427
                                                                    ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
        Shares sold .............................................        428,221           59,619
        Shares issued in reinvestment of distributions
          to shareholders .......................................             --            3,439
        Shares redeemed .........................................       (307,370)        (213,193)
                                                                    ------------     ------------
        Net increase (decrease) in shares outstanding ...........        120,851         (150,135)
        Shares outstanding, beginning of year ...................        803,819          953,954
                                                                    ------------     ------------
        Shares outstanding, end of year .........................        924,670          803,819
                                                                    ============     ============

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                         YEAR             YEAR
                                                                        ENDED            ENDED
                                                                       JUNE 30,         JUNE 30,
                                                                         2003             2002
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
        Net investment income ...................................   $     27,725     $      8,219
        Net realized losses on investments ......................       (342,249)        (729,913)
        Net change in unrealized appreciation/
          depreciation on investments ...........................         95,974          154,702
                                                                    ------------     ------------
Net decrease in net assets from operations ......................       (218,550)        (566,992)
                                                                    ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
        Dividends from net investment income ....................        (27,940)          (8,001)
                                                                    ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
        Proceeds from shares sold ...............................      3,279,263          746,881
        Net asset value of shares issued in reinvestment
          of distributions to shareholders ......................         26,209            7,153
        Payments for shares redeemed ............................     (1,467,853)        (894,737)
                                                                    ------------     ------------
Net increase (decrease) in net assets
 from capital share transactions ................................      1,837,619         (140,703)
                                                                    ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      1,591,129         (715,696)

NET ASSETS
        Beginning of year .......................................      3,788,316        4,504,012
                                                                    ------------     ------------
        End of year .............................................   $  5,379,445     $  3,788,316
                                                                    ------------     ------------

Undistributed net investment income .............................   $          3     $        218
                                                                    ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
        Shares sold .............................................        557,216          112,339
        Shares issued in reinvestment of distributions
          to shareholders .......................................          4,490            1,049
        Shares redeemed .........................................       (262,786)        (130,311)
                                                                    ------------     ------------
        Net increase (decrease) in shares outstanding ...........        298,920          (16,923)
        Shares outstanding, beginning of year ...................        572,105          589,028
                                                                    ------------     ------------
        Shares outstanding, end of year .........................        871,025          572,105
                                                                    ============     ============

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                   --------------------------------------------------------------------------------
                                                        2003             2002             2001             2000             1999
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...........   $      13.80     $      14.34     $      16.54     $      17.28     $      18.96
                                                   ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
        Net investment income ..................           0.27             0.40             0.40             0.50             0.49
        Net realized and unrealized
                gains (losses) on investments ..           0.28             0.33            (0.08)            0.31             0.91
                                                   ------------     ------------     ------------     ------------     ------------
Total from investment operations ...............           0.55             0.73             0.32             0.81             1.40
                                                   ------------     ------------     ------------     ------------     ------------

Less distributions:
        From net investment income .............          (0.27)           (0.40)           (0.40)           (0.50)           (0.49)
        From net realized gains on investments .          (0.36)           (0.87)           (2.12)           (1.05)           (2.59)
                                                   ------------     ------------     ------------     ------------     ------------
Total distributions ............................          (0.63)           (1.27)           (2.52)           (1.55)           (3.08)
                                                   ------------     ------------     ------------     ------------     ------------

Net asset value at end of year .................   $      13.72     $      13.80     $      14.34     $      16.54     $      17.28
                                                   ============     ============     ============     ============     ============

Total return ...................................          4.34%            5.37%            2.33%            4.98%            7.97%
                                                   ============     ============     ============     ============     ============

Net assets at end of year (000's) ..............   $     69,169     $     65,456     $     65,902     $     82,754     $    107,802
                                                   ============     ============     ============     ============     ============
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets:
        Before expense reimbursements
                and waived fees ................          1.32%            1.24%            1.25%            1.22%            1.19%
        After expense reimbursements
                and waived fees ................          1.32%            1.24%            1.25%            1.07%            1.00%
Ratio of net investment income to average net             2.08%            2.84%            2.61%            2.86%            2.71%
        assets
Portfolio turnover rate ........................            61%              54%              57%              82%              38%

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                   YEAR             YEAR             YEAR             YEAR             YEAR
                                                  ENDED            ENDED            ENDED            ENDED            ENDED
                                                 JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                   2003             2002             2001             2000            1999(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $      12.08     $      11.03     $      10.61     $      11.87     $      10.00
                                              ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
        Net investment income (loss) ......           0.10             0.00(B)         (0.04)           (0.05)           (0.00)
        Net realized and unrealized gains
        (losses) on investments ...........           1.35             1.06             0.46            (1.21)            1.87
                                              ------------     ------------     ------------     ------------     ------------
Total from investment operations ..........           1.45             1.06             0.42            (1.26)            1.87
                                              ------------     ------------     ------------     ------------     ------------

Less distributions:
        From net investment income ........          (0.10)           (0.01)              --               --               --
        Return of capital .................             --              --                --               --               --
                                              ------------     ------------     ------------     ------------     ------------
Total distributions .......................          (0.10)           (0.01)              --               --               --
                                              ------------     ------------     ------------     ------------     ------------

Net asset value at end of period ..........   $      13.43     $      12.08     $      11.03     $      10.61     $      11.87
                                              ============     ============     ============     ============     ============

Total return ..............................         12.20%            9.65%            3.96%          (10.61%)          18.74%(C)
                                              ============     ============     ============     ============     ============

Net assets at end of period (000's) .......   $      9,199     $      7,882     $      7,066     $      5,251     $      6,564
                                              ============     ============     ============     ============     ============
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets          1.50%           1.48%            1.50%            1.50%             1.49%(D)

Ratio of net investment income (loss) to  .          0.90%           0.02%           (0.45%)          (0.48%)           (0.11%)(D)
average net assets
Portfolio turnover rate ...................            52%             78%              75%             101%               42%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)  Amount rounds to less than $0.005.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                   YEAR             YEAR             YEAR             YEAR             YEAR
                                                  ENDED            ENDED            ENDED            ENDED            ENDED
                                                 JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                   2003             2002             2001             2000            1999(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $      10.79     $      10.12     $       9.71     $       9.30     $      10.00
                                              ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
        Net investment income (loss) ......          (0.10)            0.02             0.24             0.23             0.13
        Net realized and unrealized gains
        (losses) on investments ...........          (0.72)            0.69             0.41             0.41            (0.70)
                                              ------------     ------------     ------------     ------------     ------------
Total from investment operations ..........          (0.82)            0.71             0.65             0.64            (0.57)
                                              ------------     ------------     ------------     ------------     ------------

Less distributions:
        From net investment income ........             --            (0.04)           (0.24)           (0.23)           (0.13)
                                              ------------     ------------     ------------     ------------     ------------

Net asset value at end of period ..........   $       9.97     $      10.79     $      10.12     $       9.71     $       9.30
                                              ============     ============     ============     ============     ============

Total return ..............................         (7.60%)           7.06%            6.76%            7.02%           (5.74%)(B)
                                              ============     ============     ============     ============     ============

Net assets at end of period (000's) .......   $      9,219     $      8,676     $      9,651     $      6,684     $      8,284
                                              ============     ============     ============     ============     ============

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets,
        excluding dividends on securities
        sold short ........................          1.95%            1.95%            1.95%            1.95%            1.94%(C)
Ratio of dividend expense on securities
        sold short ........................          0.53%            0.28%            0.25%            0.53%            0.36%(C)
                                              ------------     ------------     ------------     ------------     ------------
Ratio of net expenses to average net assets          2.48%            2.23%            2.20%            2.48%            2.30%(C)
                                              ------------     ------------     ------------     ------------     ------------

Ratio of net investment income to average
        net assets ........................         (0.98%)           0.25%            2.47%            2.47%            2.31%(C)

Portfolio turnover rate ...................            86%             154%             104%              90%              54%(C)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------
                                                  YEAR             YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED
                                                JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                  2003             2002             2001            2000(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $       6.62     $       7.65     $      13.65     $      10.00
                                              ------------     ------------     ------------     ------------

Income (loss) from investment operations:
        Net investment income (loss) ......           0.03             0.01            (0.07)           (0.06)
        Net realized and unrealized gains
        (losses) on investments ...........          (0.44)           (1.03)           (5.93)            3.71
                                              ------------     ------------     ------------     ------------
Total from investment operations ..........          (0.41)           (1.02)           (6.00)            3.65
                                              ------------     ------------     ------------     ------------

Less distributions:
        From net investment income ........          (0.03)           (0.01)              --              --
                                              ------------     ------------     ------------     ------------

Net asset value at end of period ..........   $       6.18     $       6.62     $       7.65     $      13.65
                                              ============     ============     ============     ============

Total return ..............................         (6.14%)         (13.29%)         (43.96%)          36.50%(B)
                                              ============     ============     ============     ============

Net assets at end of period (000's) .......   $      5,379     $      3,788     $      4,504     $      6,279
                                              ============     ============     ============     ============

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets          1.50%            1.50%            1.50%            1.49%(C)

Ratio of net investment income (loss) to
        average net assets ................          0.56%            0.20%           (0.67%)          (0.99%)(C)

Portfolio turnover rate ...................            65%              87%             131%              95%(C)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003

================================================================================
      SHARES    COMMON STOCKS - 50.8%                                  VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS - 2.8%
      30,000    Barrick Gold Corporation ....................      $    537,000
      42,000    Newmont Mining Corporation ..................         1,363,320
       5,000    RPM International, Inc. .....................            68,750
                                                                   ------------
                                                                      1,969,070
                                                                   ------------
                CONSUMER, CYCLICAL - 7.4%
      16,000    AutoNation, Inc.* ...........................           251,520
      20,000    CBRL Group, Inc. ............................           777,200
      36,000    Central Garden & Pet Company* ...............           858,600
      16,800    Columbia Sportswear Company* ................           863,688
       9,000    General Motors Corporation ..................           324,000
      23,000    Jarden Corporation* .........................           636,410
       5,000    Mattel, Inc. ................................            94,600
      13,125    Nautilus Group, Inc. ........................           162,750
      10,000    Ryan's Family Steak House, Inc.* ............           140,000
      16,000    The Toro Company ............................           636,000
      13,000    Weis Markets, Inc. ..........................           403,260
                                                                   ------------
                                                                      5,148,028
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 8.7%
      40,000    Coventry Health Care, Inc.* .................         1,846,399
      18,000    DaVita, Inc.* ...............................           482,040
      12,000    Mine Safety Appliances Company ..............           523,440
      12,500    Mylan Laboratories, Inc. ....................           434,625
      15,000    Pharmaceutical Resources, Inc.* .............           729,900
      18,617    PolyMedica Corporation ......................           852,472
      12,000    Sanderson Farms, Inc. .......................           337,200
      35,300    Supervalu, Inc. .............................           752,596
                                                                   ------------
                                                                      5,958,672
                                                                   ------------
                ENERGY - 3.7%
      11,000    Amerada Hess Corporation ....................           540,980
       8,400    Apache Corporation ..........................           546,504
       4,470    ChevronTexaco Corporation ...................           322,734
      10,000    Devon Energy Corporation ....................           534,000
      15,000    EOG Resources, Inc. .........................           627,600
                                                                   ------------
                                                                      2,571,818
                                                                   ------------
                FINANCIAL - 8.0%
      10,000    Alfa Corporation ............................           127,100
      17,000    Allstate Corporation ........................           606,050
       4,000    Bank of America Corporation .................           316,120
       4,500    Bear Stearns Companies, Inc. ................           325,890
      19,000    Health Care REIT, Inc. ......................           579,500
      28,500    RenaissanceRe Holdings, Ltd. ................         1,297,320
      15,000    Rent-A-Center, Inc.* ........................         1,137,150
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 50.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
                FINANCIAL - 8.0% (CONTINUED)
      19,000    Stewart Information Services Corporation* ...      $    529,150
      14,000    Washington Mutual, Inc. .....................           578,200
                                                                   ------------
                                                                      5,496,480
                                                                   ------------
                INDUSTRIAL - 6.7%
      40,000    Aviall, Inc.* ...............................           454,800
       8,000    Ball Corporation ............................           364,080
      10,000    BorgWarner, Inc. ............................           644,000
      10,000    Briggs & Stratton Corporation ...............           505,000
      21,500    Cytec Industries, Inc.* .....................           726,700
      21,000    Lennox International, Inc. ..................           270,270
       7,000    Lubrizol Corporation ........................           216,930
      35,650    Methanex Corporation ........................           381,063
      18,000    Powell Industries, Inc.* ....................           263,520
      27,000    Precision Castparts Corporation .............           839,700
                                                                   ------------
                                                                      4,666,063
                                                                   ------------
                TECHNOLOGY - 5.7%
      10,000    Activision, Inc.* ...........................           129,200
       6,000    Amgen, Inc.* ................................           398,640
      18,000    Bio-Rad Laboratories, Inc. - Class A* .......           996,300
      12,000    Cubic Corporation ...........................           266,640
       2,000    Electronic Arts, Inc.* ......................           147,980
      15,000    Moog Inc. - Class A* ........................           521,250
      25,000    Storage Technology Corporation* .............           643,500
      30,000    Take-Two Interactive Software, Inc.* ........           850,200
                                                                   ------------
                                                                      3,953,710
                                                                   ------------
                UTILITIES - 7.8%
      18,500    Alliance Resource Partners, L.P. ............           504,125
       5,000    ALLTEL Corporation ..........................           241,100
      48,000    Edison International* .......................           788,640
      35,400    Energen Corporation .........................         1,178,820
      15,000    FirstEnergy Corporation .....................           576,750
      20,000    Korea Electric Power (KEPCO) Corporation - ADR          178,200
      21,000    NiSource, Inc. ..............................           399,000
       4,000    Pinnacle West Capital Corporation ...........           149,800
      28,000    UGI Corporation .............................           887,600
      12,000    WPS Resources Corporation ...................           482,400
                                                                   ------------
                                                                      5,386,435
                                                                   ------------

                TOTAL COMMON STOCKS .........................      $ 35,150,276
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS - 42.6%                 VALUE
--------------------------------------------------------------------------------
$    500,000    U.S. Treasury Notes, 2.125%, 10/31/04 .......      $    506,660
   2,500,000    U.S. Treasury Notes, 3.500%, 11/15/06 .......         2,635,255
   6,000,000    U.S. Treasury Notes, 6.250%, 2/15/07 ........         6,899,999
   3,000,000    U.S. Treasury Notes, 6.625%, 5/15/07 ........         3,509,766
     500,000    U.S. Treasury Notes, 3.250%, 8/15/07 ........           521,817
   4,000,000    U.S. Treasury Notes, 6.000%, 8/15/09 ........         4,718,280
   1,000,000    U.S. Treasury Bonds, 10.000%, 5/15/10 .......         1,157,891
   2,500,000    U.S. Treasury Bonds, 5.000%, 2/15/11 ........         2,806,153
   1,500,000    U.S. Treasury Bonds, 4.875%, 2/15/12 ........         1,667,343
   1,000,000    U.S. Treasury Bonds, 3.875%, 2/15/13 ........         1,029,023
   1,500,000    U.S. Treasury Bonds, 5.375%, 2/15/31 ........         1,689,083
   2,000,000    Federal Farm Credit Bank, 5.950%, 3/16/09 ...         2,319,626
                                                                   ------------
                TOTAL U.S. GOVERNMENT & AGENCY BONDS ........      $ 29,460,896
                                                                   ------------

================================================================================
   PAR VALUE    CORPORATE BONDS - 4.5%                                 VALUE
--------------------------------------------------------------------------------
$    500,000    Anheuser-Busch Cos., Inc., 6.000%, 4/15/11 ..      $    572,859
     500,000    Barrick Gold Finance, Inc., 7.500%, 5/1/07 ..           585,332
     500,000    General Electric Capital Corporation,
                  7.875%, 12/1/06 ...........................           585,527
     250,000    National Fuel Gas Co., 6.820%, 8/1/04 .......           263,329
     500,000    Public Service Electric & Gas, 7.375%, 3/1/14           527,725
     500,000    Tennessee Valley Authority, 5.625%, 1/18/11 .           568,820
                                                                   ------------
                TOTAL CORPORATE BONDS .......................      $  3,103,592
                                                                   ------------

================================================================================
      SHARES    MUTUAL FUNDS - 0.8%                                    VALUE
--------------------------------------------------------------------------------
      15,000    Greater China Fund, Inc. ....................      $    157,050
      19,000    Morgan Stanley Eastern Europe Fund, Inc. ....           414,960
                                                                   ------------
                TOTAL MUTUAL FUNDS ..........................      $    572,010
                                                                   ------------

================================================================================
      SHARES    SHORT TERM INVESTMENTS - 0.7%                          VALUE
--------------------------------------------------------------------------------
     472,019    First American Treasury .....................      $    472,019
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 99.4%
                (Amortized Cost $58,059,932) ................      $ 68,758,793

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%            410,514
                                                                   ------------

                NET ASSETS - 100.0% .........................      $ 69,169,307
                                                                   ============

*  Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
================================================================================
      SHARES    COMMON STOCKS - 96.0%                                  VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS - 1.5%
       3,800    Bandag, Inc. ................................      $    141,626
                                                                   ------------

                CONSUMER, CYCLICAL - 23.8%
       6,475    Banta Corporation ...........................           209,596
       7,600    Brown Shoe Company, Inc. ....................           226,480
      11,230    Central Garden & Pet Company* ...............           267,836
       6,675    Columbia Sportswear Company* ................           343,162
      12,500    Handelman Company* ..........................           200,000
      10,130    Landry's Restaurants, Inc. ..................           239,068
       3,680    The Ryland Group, Inc. ......................           255,392
      11,130    The Toro Company ............................           442,417
                                                                   ------------
                                                                      2,183,951
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 19.9%
       6,900    Corrections Corporation of America* .........           174,777
      16,920    Helen Of Troy Limited* ......................           256,507
      10,275    Mid Atlantic Medical Services, Inc.* ........           537,382
       7,600    New England Business Service, Inc. ..........           228,000
      12,825    Sanderson Farms, Inc. .......................           360,383
      15,915    Sola International, Inc.* ...................           276,921
                                                                   ------------
                                                                      1,833,970
                                                                   ------------
                ENERGY - 6.7%
      15,618    Patina Oil & Gas Corporation ................           502,119
      10,795    Willbros Group, Inc.* .......................           112,160
                                                                   ------------
                                                                        614,279
                                                                   ------------
                FINANCIAL - 20.9%
       8,930    Capstead Mortage Corporation ................           100,641
       8,365    FirstFed America Bancorp, Inc. ..............           288,593
      24,710    Flagstar Bancorp, Inc. ......................           604,159
      11,420    Irwin Financial Corporation .................           295,778
       6,690    LNR Property Corporation ....................           250,206
       6,400    Novastar Financial, Inc. ....................           382,400
                                                                   ------------
                                                                      1,921,777
                                                                   ------------
                INDUSTRIAL - 8.2%
       5,100    Briggs & Stratton Corporation ...............           257,549
      16,825    Lennox International, Inc. ..................           216,538
       8,730    Powell Industries, Inc.* ....................           127,807
       9,150    Rock-Tenn Company ...........................           155,093
                                                                   ------------
                                                                        756,987
                                                                   ------------
                TECHNOLOGY - 6.4%
      41,100    CompuCom Systems, Inc.* .....................           185,772
      10,130    Harland (John H.) Company ...................           265,000
       8,195    United Industrial Corporation ...............           133,579
                                                                   ------------
                                                                        584,351
                                                                   ------------
18

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 96.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
                UTILITIES - 8.6%
      10,500    Empire District Electric Company ............      $    228,375
       9,800    Golden Telecom, Inc.* .......................           219,912
      10,695    UGI Corporation .............................           339,032
                                                                   ------------
                                                                        787,319
                                                                   ------------

                TOTAL COMMON STOCKS .........................      $  8,824,260
                                                                   ------------

================================================================================
   PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS - 2.7%                  VALUE
--------------------------------------------------------------------------------
$    250,000    FNMA Discount Note, 7/8/03 ..................      $    249,956


================================================================================
      SHARES    SHORT TERM INVESTMENTS - 1.3%                          VALUE
--------------------------------------------------------------------------------
     120,307    First American Treasury .....................      $    120,307
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 100.0%
                (Amortized Cost $7,119,452) .................      $  9,194,523

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%              4,156
                                                                   ------------

                NET ASSETS - 100.0% .........................      $  9,198,679
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
================================================================================
      SHARES    COMMON STOCKS - 66.6%                                  VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS - 3.9%
       4,000    Quanex Corporation ..........................      $    118,880
       5,500    Schnitzer Steel Industries, Inc. ............           242,660
                                                                   ------------
                                                                        361,540
                                                                   ------------
                CONSUMER, CYCLICAL - 14.8%
       3,000    AutoZone, Inc.* .............................           227,910
       6,300    Banta Corporation ...........................           203,931
       4,900    CBRL Group, Inc. ............................           190,414
      10,000    Central Garden & Pet Company* ...............           238,500
       9,000    Jarden Corporation* .........................           249,030
       8,500    Nautilus Group, Inc. ........................           105,400
         200    The Washington Post Company - Class B .......           146,580
                                                                   ------------
                                                                      1,361,765
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 10.4%
       7,000    Fresh Del Monte Produce, Inc. ...............           179,830
      14,000    Helen Of Troy Limited* ......................           212,240
      13,000    Humana, Inc.* ...............................           196,300
       7,600    Pharmaceutical Resources* ...................           369,816
                                                                   ------------
                                                                        958,186
                                                                   ------------
                ENERGY - 5.7%
       3,948    Apache Corporation ..........................           256,857
       5,000    Devon Energy Corporation ....................           267,000
                                                                   ------------
                                                                        523,857
                                                                   ------------
                FINANCIAL - 17.0%
         100    Berkshire Hathaway, Inc. - Class B* .........           243,000
       4,900    Greenpoint Financial Corporation ............           249,606
       6,530    RenaissanceRe Holdings, Ltd. ................           297,246
       5,700    Rent-A-Center, Inc.* ........................           432,116
      17,400    Sierra Health Services, Inc.* ...............           348,000
                                                                   ------------
                                                                      1,569,968
                                                                   ------------
                INDUSTRIAL - 2.7%
       3,000    Ball Corporation ............................           136,530
      10,500    Methanex Corporation ........................           112,235
                                                                   ------------
                                                                        248,765
                                                                   ------------
                TECHNOLOGY - 10.3%
       7,500    AO VimpelCom - ADR* .........................           348,300
       5,000    Benchmark Electronics, Inc.* ................           153,800
       1,900    Electronic Arts, Inc.* ......................           140,581
       8,935    Moog Inc. - Class A* ........................           310,491
                                                                   ------------
                                                                        953,172
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 66.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
                UTILITIES - 1.8%
      10,000    Edison International* .......................      $    164,300
                                                                   ------------

                TOTAL COMMON STOCKS .........................      $  6,141,553
                                                                   ------------

================================================================================
   PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS - 10.8%                 VALUE
--------------------------------------------------------------------------------
$  1,000,000    U.S. Treasury Bills, 12/11/03 ...............      $    995,676
                                                                   ------------

================================================================================
      SHARES    SHORT TERM INVESTMENTS - 3.1%                          VALUE
--------------------------------------------------------------------------------
     287,095    First American Treasury .....................      $    287,095
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 80.5%
                (Amortized Cost $6,398,742) .................      $  7,424,324

                SEGREGATED CASH WITH BROKERS - 78.2% ........         7,209,050

                SECURITIES SOLD SHORT - (58.7%)
                (Proceeds $5,015,504) .......................        (5,409,949)

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)           (4,630)
                                                                   ------------

                NET ASSETS - 100.0% .........................      $  9,218,795
                                                                   ============

* Non-income producing security.

ADR-American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2003
================================================================================
      SHARES    COMMON STOCKS SOLD SHORT - 58.7%                       VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS - 1.1%
       1,600    Potash Corporation of Saskatchewan ..........      $    102,401
                                                                   ------------
                CONSUMER, CYCLICAL - 19.5%
       3,000    Dow Jones & Company, Inc. ...................           129,090
       4,700    Four Seasons Hotels, Inc. ...................           203,322
       6,000    Herman Miller, Inc. .........................           121,260
      12,500    Hollinger International, Inc. ...............           134,625
      12,000    Metro-Goldwyn-Mayer, Inc. ...................           149,040
       5,050    Navistar International Corporation ..........           164,781
       9,000    Robert Half International, Inc. .............           170,460
       9,000    Sotheby's Holdings, Inc. - Class A ..........            66,960
      13,300    Steelcase, Inc. .............................           156,408
       5,000    Triarc Companies, Inc. ......................           149,950
       4,000    Univision Communications, Inc. - Class A ....           121,600
      10,800    ValueVision Media, Inc. - Class A ...........           147,204
      11,200    Wilsons The Leather Experts, Inc. ...........            80,752
                                                                   ------------
                                                                      1,795,452
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 10.2%
      16,500    Cerus Corporation ...........................           124,245
       6,600    CV Therapeutics .............................           195,756
       7,100    NPS Pharmaceuticals, Inc. ...................           172,814
       6,700    Smithfield Foods, Inc. ......................           153,564
      13,800    Therasense, Inc. ............................           138,000
       8,865    Vector Group Ltd. ...........................           155,137
                                                                   ------------
                                                                        939,516
                                                                   ------------
                ENERGY - 5.2%
       5,600    Cal Dive International, Inc. ................           122,080
       5,000    Diamond Offshore Drilling ...................           104,950
      11,400    Input/Output, Inc. ..........................            61,332
      10,000    Pride International , Inc. ..................           188,200
                                                                   ------------
                                                                        476,562
                                                                   ------------
                FINANCIAL - 11.0%
       3,500    A.G. Edwards, Inc. ..........................           119,700
       5,000    Allmerica Financial Corporation .............            89,950
       4,750    Bank of New York Co., Inc. ..................           136,562
      15,100    Charles Schwab Corporation (The) ............           152,359
      12,100    Instinet Group, Inc. ........................            56,386
       3,000    Northern Trust Corporation ..................           125,370
       3,000    Paychex, Inc. ...............................            87,930
       3,100    St. Paul Companies, Inc. ....................           113,181
       4,950    Unitrin, Inc. ...............................           134,244
                                                                   ------------
                                                                      1,015,682
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT        (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS SOLD SHORT - 58.7% (CONTINUED)           VALUE
--------------------------------------------------------------------------------
                INDUSTRIAL - 2.1%
       2,400    Bowater, Inc. ...............................      $     89,880
      11,000    Vicor Corporation ...........................           105,600
                                                                   ------------
                                                                        195,480
                                                                   ------------
                TECHNOLOGY - 9.6%
       9,300    Agilent Technologies, Inc. ..................           181,816
       8,100    Brooks Automation, Inc. .....................            91,854
      16,800    Credence Systems Corporation ................           142,296
      14,500    KEMET Corporation ...........................           146,450
      17,000    Luminex Corporation .........................            87,720
      10,500    MatrixOne, Inc. .............................            60,270
      15,000    Micron Technology, Inc. .....................           174,450
                                                                   ------------
                                                                        884,856
                                                                   ------------

                TOTAL COMMON STOCKS (Proceeds $5,015,504) ...      $  5,409,949
                                                                   ------------

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
================================================================================
      SHARES    COMMON STOCKS - 97.1%                                  VALUE
--------------------------------------------------------------------------------
                CONSUMER, CYCLICAL - 24.6%
       7,450    Coca-Cola Enterprises, Inc. .................      $    135,218
       4,400    CVS Corporation .............................           123,332
       3,495    DaimlerChrysler AG ..........................           121,346
       2,900    Eastman Kodak Company .......................            79,315
       4,600    Fox Entertainment Group .....................           132,388
       2,755    Johnson Controls, Inc. ......................           235,827
      10,215    Mattel, Inc. ................................           193,268
       4,665    Sears, Roebuck & Company ....................           156,931
       7,900    The Gap, Inc. ...............................           148,204
                                                                   ------------
                                                                      1,325,829
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 4.2%
       5,165    Albertson's, Inc. ...........................            99,168
       3,920    Tenet Healthcare Corporation* ...............            45,668
       1,500    Unilever N.V. (NY Shares) ...................            81,000
                                                                   ------------
                                                                        225,836
                                                                   ------------
                ENERGY - 6.3%
       3,820    Anadarko Petroleum Corporation ..............           169,875
       6,515    Marathon Oil Corporation ....................           171,671
                                                                   ------------
                                                                        341,546
                                                                   ------------
                FINANCIAL - 26.7%
       1,900    Aetna, Inc. .................................           114,380
       3,400    Allstate Corporation ........................           121,210
       3,085    Bank of America Corporation .................           243,807
       3,945    First Tennessee National Corporation ........           173,225
       1,995    MGIC Investment Corporation .................            93,047
       3,100    National City Corporation ...................           101,401
       5,895    Progressive Corporation .....................           430,924
       3,750    Washington Mutual, Inc. .....................           154,875
                                                                   ------------
                                                                      1,432,869
                                                                   ------------
                INDUSTRIAL - 8.2%
       2,615    ITT Industries, Inc. ........................           171,178
       2,325    Magna International, Inc. - Class A .........           156,403
       1,700    PACCAR, Inc. ................................           114,852
                                                                   ------------
                                                                        442,433
                                                                   ------------
                TECHNOLOGY - 7.3%
       8,200    Nextel Communications - Class A* ............           148,256
       3,455    United Technologies Corporation .............           244,718
                                                                   ------------
                                                                        392,974
                                                                   ------------
                TRANSPORTATION SERVICES - 2.0%
       1,850    Union Pacific Corporation ...................           107,337
                                                                   ------------

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 97.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
                UTILITIES - 17.8%
       3,100    ALLTEL Corporation ..........................      $    149,482
       5,255    FirstEnergy Corporation .....................           202,055
       4,075    PPL Corporation .............................           175,225
       8,775    Southern Company ............................           273,429
       3,985    Verizon Communications, Inc. ................           157,208
                                                                   ------------
                                                                        957,399
                                                                   ------------

                TOTAL COMMON STOCKS .........................      $  5,226,223
                                                                   ------------

================================================================================
   PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS - 1.9%                  VALUE
--------------------------------------------------------------------------------
$    100,000    FNMA Discount Note, 7/8/03 ..................      $     99,982
                                                                   ------------

================================================================================
      SHARES    SHORT TERM INVESTMENTS - 0.9%                          VALUE
--------------------------------------------------------------------------------
      48,809    First American Treasury .....................      $     48,809


                TOTAL INVESTMENT SECURITIES - 99.9%
                (Amortized Cost $5,154,412) .................      $  5,375,014

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%              4,431
                                                                   ------------

                NET ASSETS - 100.0% .........................      $  5,379,445
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
================================================================================

1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (individually the "Fund," collectively the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of
1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with large capitalizations. The Fund generally buys stocks in the S&P 500 Index and will typically hold 25-30 stocks.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles").

SHARE VALUATION

The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value.

SECURITIES VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when James determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITIES TRANSACTIONS

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

SHORT SALES AND SEGREGATED CASH

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. Dividends paid by the Fund in connection with such short sales are recorded as expenses.

All short sales are fully  collateralized.  The Fund maintains the collateral in
segregated   accounts   consisting  of  cash  and/or  high-grade  liquid  assets
sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FEDERAL INCOME TAXES

The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

-----------------------------------------------------------------------------------------------------------
                                                 THE GOLDEN RAINBOW               THE JAMES SMALL CAP
                                                        FUND                              FUND
                                            ---------------------------------------------------------------
                                                2003             2002             2003             2002
-----------------------------------------------------------------------------------------------------------
From ordinary income ...................       1,318,738        1,888,471           68,743            8,354
From long-term capital gains ...........       1,688,540        3,886,347               --               --
                                            ------------     ------------     ------------     ------------
                                            $  3,007,278     $  5,774,818     $     68,743     $      8,354
                                            ============     ============     ============     ============
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                              THE JAMES MARKET NEUTRAL             THE JAMES LARGE CAP
                                                        FUND                            PLUS FUND
                                            ---------------------------------------------------------------
                                                2003             2002             2003             2002
-----------------------------------------------------------------------------------------------------------
From ordinary income ...................    $         --     $     38,843     $     27,940     $      8,001
From long-term capital gains ...........              --               --               --               --
                                            ------------     ------------     ------------     ------------
                                            $         --     $     38,843     $     27,940     $      8,001
                                            ============     ============     ============     ============
-----------------------------------------------------------------------------------------------------------

The Golden Rainbow Fund, The James Small Cap Fund, and The James Large Cap Plus Fund hereby designate the highest percentage, as ultimately determined, of dividends declared from net investment income after December 31, 2002, as qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following information is computed on a tax basis for each item as of June 30, 2003:

-----------------------------------------------------------------------------------------------------------
                                                The           The James         The James       The James
                                           Golden Rainbow     Small Cap      Market Neutral     Large Cap
                                                Fund             Fund             Fund          Plus Fund
-----------------------------------------------------------------------------------------------------------
Cost of portfolio investments ..........    $ 58,059,932     $  7,119,452     $ 11,808,691     $  5,154,412
Gross unrealized appreciation ..........      11,633,979        2,441,548        1,670,136          578,258
Gross unrealized depreciation ..........        (935,118)        (366,476)      (1,038,999)        (357,656)
                                            ------------     ------------     ------------     ------------
Net unrealized appreciation/depreciation      10,698,861        2,075,071          631,137          220,602
                                            ============     ============     ============     ============
Post-October losses ....................      (2,398,589)         (34,474)        (750,046)        (211,369)
                                            ============     ============     ============     ============
Capital loss carryforward ..............        (625,428)        (485,489)         (82,513)      (3,535,498)
                                            ============     ============     ============     ============
Undistributed ordinary income ..........              --               --               --               --
                                            ============     ============     ============     ============
Undistributed long-term gains ..........              --               --               --               --
                                            ============     ============     ============     ============
Accumulated earnings (deficit) .........    $  7,674,845     $  1,555,108     $   (201,421)    $ (3,526,265)
                                            ============     ============     ============     ============
-----------------------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The capital loss carryforwards as of June 30, 2003 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                  AMOUNT         EXPIRATION DATE
--------------------------------------------------------------------------------
The Golden Rainbow ....................        $    625,428       June 30, 2011
The James Small Cap ...................        $    485,489       June 30, 2008
The James Market Neutral ..............        $     82,513       June 30, 2008
The James Large Cap Plus ..............        $    427,706       June 30, 2009
                                               $  2,976,912       June 30, 2010
                                               $    130,880       June 30, 2011
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

RECLASSIFICATION OF CAPITAL ACCOUNTS

As of June 30, 2003, The James Small Cap Fund reclassified $38 of excess distributions to paid-in captial on the Statement of Assets and Liabilities. The James Market Neutral Fund reclassified $88,589 of net operating loss to paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share. Permanent book to tax differences are not included in ending undistributed/distributions in excess of net investment income for purposes of calculating net investment income/loss per share in the financial highlights.

2.   SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for The Golden Rainbow Fund for the year ended June 30, 2003 equaled $13,220,672 and $18,359,687, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the year ended June 30, 2003 equaled $26,315,962 and $18,589,336, respectively, for The Golden Rainbow Fund, $4,148,102 and $3,873,208, respectively, for The James Small Cap Fund, $6,109,875, and $4,723,512, respectively, for The James Market Neutral Fund and $4,853,251 and $3,124,437, respectively, for The James Large Cap Plus Fund. For the year ended June 30, 2003, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $5,031,953 and $5,367,654, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

INVESTMENT MANAGEMENT AGREEMENT

The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The James Small Cap Fund and The James Large Cap Plus Fund and 1.70% of The James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADMINISTRATIVE SERVICES AGREEMENT

Under the terms of an Administrative Services Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, based on each Fund's respective average daily net assets, subject to a mininum monthly fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, subject to a minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from The Golden Rainbow Fund and from James with respect to each of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

PLAN OF DISTRIBUTION

Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund is 0.25% of the average daily net assets of each respective Fund.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.   MANAGEMENT OF THE TRUST (UNAUDITED)

Listed in the charts below is basic information regarding the Trustees and officers of The James Advantage Funds (the "Trust").

INTERESTED TRUSTEES:
                                                                                                  Portfolios in  Other Trusteeships
Name                     Position(s)    Term of Office1     Principal                             Fund Complex   Held by Trustee
Address                  Held With      and Length          Occupation(s)                         Overseen by    Outside the Fund
Age                      Trust          of Time Served      During Last 5 years                   Trustee        Complex
------------------------------------------------------------------------------------------------------------------------------------
BARRY R. JAMES, CFA2     President      Since               Executive Vice President, James           4          Director of
1349 Fairground Road     and Trustee    Inception           Investment Research, Inc.                            James Capital
Beavercreek, Ohio 45385                                     (1985 to Present)                                    Alliance, a
Age: 46                                                                                                          registered
                                                                                                                 investment adviser.

1 Each Trustee is elected to serve in accordance with the Articles of Incorporation and Bylaws of the Trust until his or her successor is duly elected and qualified.

2 Mr. James is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with James Investment Research, Inc. James Investment Research, Inc. serves as the investment advisor to the Funds.

DISINTERESTED TRUSTEES:
                                                                                                  Portfolios in  Other Trusteeships
Name                     Position(s)    Term of Office1     Principal                             Fund Complex   Held by Trustee
Address                  Held With      and Length          Occupation(s)                         Overseen by    Outside the Fund
Age                      Trust          of Time Served      During Last 5 years                   Trustee        Complex
------------------------------------------------------------------------------------------------------------------------------------
ANTHONY P. D'ANGELO,     Trustee        Since               Professor Emeritus, Graduate School of    4          N/A
D.B.A.                                  Inception           Logistics and Acquisitions Management,
1349 Fairground Road                                        Air Force Institute of Technology, Wright-
Beavercreek, Ohio 45385                                     Patterson AFB, Ohio (1985 to Present)
Age: 73

LESLIE L. BRANDON        Trustee        Since               Retired Partner, Ernst & Young LLP,       4          N/A
1349 Fairground Road                    May 2003            Columbus, Ohio (1966 to 2000)
Beavercreek, Ohio 45385
Age: 60

RICHARD C. RUSSELL       Trustee        Since               Richard C. Russell, Consultant, general   4          N/A
c/o The James Advantage                 May 2003            business consulting (2002 to Present)
Funds                                                       President, The Danis Companies,
1349 Fairground Road                                        real estate development and
Beavercreek, Ohio 45385                                     construction (1983 to 2002)
Age: 56

JAMES F. ZID             Trustee        Since Inception     Retired Partner, Ernst & Young LLP,       4          N/A
c/o The James Advantage                                     Columbus, Ohio (1968 to 1993)
Funds
1349 Fairground Road
Beavercreek, Ohio 45385
Age: 69

1 Each Trustee is elected to serve in accordance with the Articles of Incorporation and Bylaws of the Trust until his or her successor is duly elected and qualified.

     The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 1-800-266-5566.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

PRINCIPAL OFFICERS:
                                                                                                  Portfolios in  Other Trusteeships
Name                     Position(s)    Term of Office1     Principal                             Fund Complex   Held by Trustee
Address                  Held With      and Length          Occupation(s)                         Overseen by    Outside the Fund
Age                      Trust          of Time Served      During Last 5 years                   Trustee        Complex
------------------------------------------------------------------------------------------------------------------------------------
THOMAS L. MANGAN         Vice           Since Inception     Vice President, James Investment          N/A        N/A
1349 Fairground Road     President,                         Research, Inc. (1994 to Present)
Beavercreek, Ohio 45385  Treasurer and
Age: 53                  Secretary

BARRY R. JAMES, CFA      President      Since               Executive Vice President, James           4          Director of
1349 Fairground Road     and Trustee    Inception           Investment Research, Inc.                            James Capital
Beavercreek, Ohio 45385                 (1985 to Present)                                                        Alliance, a
Age: 46                                                                                                          registered
                                                                                                                 investment adviser.

1 Each Officer is elected to serve in accordance with the Articles of Incorporation and Bylaws of the Trust until his or her successor is duly elected and qualified.

INDEPENDENT AUDITORS' REPORT
================================================================================

To the Trustees and Shareholders of The James Advantage Funds

We have audited the accompanying statements of assets and liabilities of The James Advantage Funds, including The Golden Rainbow Fund, The James Small Cap
Fund, The James Market Neutral Fund and The James Large Cap Plus Fund (the "Funds"), including the schedules of investments and securities sold short, as of June 30, 2003, and the related statements of operations for the year ended June 30, 2003, the statements of changes in net assets for each of the two years ended June 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2003, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DeloitTe & touche llp
Columbus, Ohio
August 1, 2003

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

       INVESTMENT ADVISER                  =====================================
James Investment Research, Inc.
           P.O. Box 8
       Alpha, Ohio 45301                             ==================
      info@jamesfunds.com                                  JAMES
                                                         ADVANTAGE
               o                                            FUND

           CUSTODIAN                                 ==================
           U.S. Bank
       425 Walnut Street                              Advised by James
     Cincinnati, Ohio 45202                       Investment Research, Inc

               o                                     www.jamesfunds.com

         TRANSFER AGENT                                      o
 Integrated Fund Services, Inc.
         P.O. Box 5354
  Cincinnati, Ohio 45201-5354
                                                       June 30, 2003
               o                                       Annual Report

      INDEPENDENT AUDITORS
     Deloitte & Touche LLP
        155 E. Broad St.
      Columbus, Ohio 43215                                   o

               o

          DISTRIBUTOR                             THE GOLDEN RAINBOW FUND
  IFS Fund Distributors, Inc.
     221 East Fourth Street                       THE JAMES SMALL CAP FUND
           Suite 300
     Cincinnati, Ohio 45202                    THE JAMES MARKET NEUTRAL FUND

               o                               THE JAMES LARGE CAP PLUS FUND

         LEGAL COUNSEL                     =====================================
       Thompson Hine LLP
       312 Walnut Street
           14th Floor
     Cincinnati, Ohio 45202

       www.jamesfunds.com

ITEM 2. CODE OF ETHICS. Applicable to Annual Reports only for fiscal years ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Applicable to Annual Reports only for fiscal years ending on or after July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Applicable to Annual Reports only for fiscal years ending on or after December 15, 2003.

ITEMS 5-6.RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8.   RESERVED

ITEM 9.   CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 22, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)    Not applicable.
(a)(2) Certifications required by Item 10(b) of Form N-CSR are filed herewith.
(b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The James Advantage Funds
              ------------------------------------------------------------------
By (Signature and Title)

/s/ Barry R. James
-------------------------
Barry R. James
President

Date:  September 8 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
-------------------------
Barry R. James
President

Date:  September 8, 2003

By (Signature and Title)

/s/ Thomas L. Mangan
-------------------------
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date:  September 8, 2003